UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00082

CGM TRUST

(Exact name of registrant as specified in charter)

One International Place, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

T. John Holton, Esq.

Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225

Date of fiscal year end: December 31, 2014

Date of reporting period: June 30, 2014

ITEM 1. REPORTS TO STOCKHOLDERS.

CGM

Mutual Fund

337th Quarterly Report

June 30, 2014

A No-Load Fund

Investment Adviser Capital Growth Management Limited Partnership

To Our Shareholders:

CGM Mutual Fund increased 4.2% during the second quarter of 2014 compared to a return of 5.2% for the unmanaged Standard and Poor’s 500 Index and 2.2% for the Bank of America Merrill Lynch U.S. Corporate, Government and Mortgage Bond Index. For the first six months of the year, CGM Mutual Fund returned 1.1%, the unmanaged Standard and Poor’s 500 Index, 7.1% and the Bank of America Merrill Lynch U.S. Corporate, Government and Mortgage Bond Index, 4.2%.

In late June, the Bureau of Economic Analysis released a revised estimate for first quarter 2014 gross domestic product which indicated negative growth of 2.9%. Severe winter weather in much of the country was at least partially to blame, along with a late-falling Easter holiday though some pundits and media outlets were quick to predict a return to recession. However, data for the second quarter of 2014—specifically in housing and auto sales—suggests a rebound in economic growth. In fact, with the arrival of milder weather as early as March, the economy began to pick up. The Institute of Supply Management’s manufacturing index rose to 53.7 from 53.2 in February, and March employment numbers clocked in at a respectable 192,000 jobs added. Inflation remained relatively benign with the Consumer Price Index rising a slight 0.2% in March and 0.3% in April. On the first Friday in May, April employment numbers were released with 288,000 jobs reportedly added. The following month, May new job numbers were made public and the addition of 217,000 new hires, in our view, effectively dismissed many of the winter fears of a returning recession.

Meeting in late April, the Federal Reserve Board voted once again to reduce its bond buying program by another $10 billion, lowering the rate to $45 billion monthly from a recession high of $85 billion monthly. Despite its continued confidence in the recovery, the Fed noted the housing market has been slower to rebound than other sectors of the economy. Then, in mid-May, April new housing starts were reported, soaring 13% though most of the gain was in multifamily housing starts, rather than single-family homes. The month-over-month jump was primarily in the Northeast and Midwest, parts of the country hardest hit by the extreme cold weather earlier in the year. Existing home sales which comprise 90% of the housing market rose 1.3% in April, increasing for the first time in 2014 though still coming in at levels below one year ago. This may be attributable to an 11% spike in home prices in the past year along with mortgage rates that have risen nearly a full percentage point to increase a potential homebuyer’s monthly mortgage outlay by as much as 25%. Yet, despite rising expenses, existing home sales in May increased 4.9% and new home sales jumped 18.6%.

Auto sales have provided a significant boost to the economic recovery with sales in May up to an annual rate of 16.7 million vehicles, the highest since February 2007. Credit remains available for purchases and with the average age of cars on American roads exceeding eleven years, we believe that auto sales are likely to continue at a healthy clip. Consumer Confidence, as measured by the Conference Board Index, is on the upswing from 82.2 in May to 85.2 in June which, in our view, also bodes well for auto sales.

A potential drag on the recovery is geopolitical uncertainty in the Middle East. The threat to oil supplies drove oil prices higher in the second quarter of the year and pushed the Consumer Price Index up 0.4% in May. The Fed noted the slightly higher inflation rate at its meeting in mid June, but again reiterated its confidence in the recovery by voting yet again to reduce its bond buying program to $35 billion per month.

The yield on ten-year U.S. Treasury bonds was 2.72% at the beginning of the second quarter, dropped to as low as 2.42% on May 28 and has since recovered to 2.52% on June 30. We believe most of the decline in yield reflects a “flight to safety” prompted by conflicts in the Middle East and Ukraine. With bond yields at such low levels, the S&P 500, which is selling at near all-time highs, is priced at 16.4 times this year’s earnings, which we consider to be a reasonable level.

On June 30, 2014, CGM Mutual Fund was 26.4% invested in U.S. Treasury securities. The three largest industry positions in the equity portion of the portfolio were in housing and building materials, electronic components and money center banks. The Fund’s three largest equity holdings were D.R. Horton, Inc. (housing and building materials), Lennar Corporation (housing and building materials) and Micron Technology, Inc. (electronic components).

Robert L. Kemp President

July 1, 2014

1

CGM MUTUAL FUND

INVESTMENT PERFORMANCE

(unaudited)

Total Return for Periods Ended June 30, 2014

	The Fund’s Cumulative Total Return	The Fund’s Average Annual Total Return
10 Years	+112.5%	+ 7.8%
5 Years	+ 64.3	+10.4
1 Year	+ 12.6	+12.6
3 Months	+ 4.2	—

The performance data contained in the report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions.

The investment return and the principal value of an investment in the Fund will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

2

CGM MUTUAL FUND

PORTFOLIO DIVERSIFICATION as of June 30, 2014

(unaudited)

COMMON STOCKS

Industry	Percent of Net Assets
Housing and Building Materials	19.3%
Banks – Money Center	11.8
Electronic Components	11.8
Drugs	5.6
Airlines	4.8
Biotechnology	4.6
Retail	4.1
Aluminum	2.9
Vehicle Assembly	2.9
Auto Parts	2.8
Insurance	1.2
Oil – Independent Production	1.0
Oil Refining	0.5

BONDS

Industry
United States Treasury	26.4

SCHEDULE OF INVESTMENTS as of June 30, 2014

(unaudited)

COMMON STOCKS — 73.3% OF TOTAL NET ASSETS

	Shares	Value(a)
Airlines — 4.8%
American Airlines Group Inc. (b)	505,000	$ 21,694,800

Aluminum — 2.9%
Alcoa Inc.	880,000	13,103,200

Auto Parts — 2.8%
Harman International Industries, Incorporated	120,000	12,891,600

Banks - Money Center — 11.8%
Bank of America Corporation	460,000	7,070,200
Citigroup Inc.	500,000	23,550,000
Morgan Stanley	710,000	22,954,300
		53,574,500
Biotechnology — 4.6%
Gilead Sciences, Inc. (b)	250,000	20,727,500

Drugs — 5.6%
Actavis, Inc. (b)	115,000	25,650,750

See accompanying notes to financial statements.

3

CGM MUTUAL FUND

SCHEDULE OF INVESTMENTS as of June 30, 2014 (continued)

(unaudited)

COMMON STOCKS (continued)

	Shares	Value(a)
Electronic Components — 11.8%
Micron Technology, Inc. (b)	866,500	$ 28,551,175
SanDisk Corporation	240,000	25,063,200
		53,614,375
Housing and Building Materials — 19.3%
D.R. Horton, Inc.	1,260,000	30,970,800
Lennar Corporation	700,000	29,386,000
Toll Brothers, Inc. (b)	750,000	27,675,000
		88,031,800
Insurance — 1.2%
MetLife, Inc.	100,000	5,556,000

Oil - Independent Production — 1.0%
Continental Resources, Inc. (b)	30,000	4,741,200

Oil Refining — 0.5%
Suncor Energy Inc.	50,000	2,131,500

Retail — 4.1%
Signet Jewelers Limited	30,000	3,317,700
Tiffany & Co.	155,000	15,538,750
		18,856,450
Vehicle Assembly — 2.9%
Ford Motor Company	760,000	13,102,400
TOTAL COMMON STOCKS (Identified cost $296,950,235)		333,676,075

BONDS — 26.4% OF TOTAL NET ASSETS

	Face Amount
United States Treasury — 26.4%
United States Treasury Notes, 0.250%, 10/31/2014	$12,500,000	12,506,350
United States Treasury Notes, 0.250%, 11/30/2014	44,500,000	44,529,548
United States Treasury Notes, 0.250%, 03/31/2015	27,500,000	27,531,158
United States Treasury Notes, 0.250%, 11/30/2015	15,000,000	15,006,450
United States Treasury Notes, 0.375%, 08/31/2015	11,000,000	11,027,500
United States Treasury Notes, 0.375%, 05/31/2016	9,500,000	9,491,469
TOTAL BONDS (Identified cost $119,985,149)		120,092,475

SHORT-TERM INVESTMENT — 0.4% OF TOTAL NET ASSETS
Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 06/30/2014 at 0.00% to be repurchased at $2,020,000 on 07/01/2014 collateralized by $2,110,000 US Treasury Bond, 3.125% due 02/15/2042
valued at $2,062,525 including interest. (Cost $2,020,000)	2,020,000	2,020,000
TOTAL INVESTMENTS — 100.1% (Identified cost $418,955,384)		455,788,550
Cash and receivables		2,119,939
Liabilities		(2,705,655)
TOTAL NET ASSETS — 100.0%		$455,202,834

(a)

See note 2A.

(b)

Non-income producing security.

See accompanying notes to financial statements.

4

CGM MUTUAL FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014

(unaudited)

Assets

Investments at value (Identified cost $418,955,384)		$ 455,788,550
Cash		1,127
Receivable for:
Securities sold	$1,996,746
Shares of the Fund sold	3,596
Dividends and interest	118,470	2,118,812
Total assets		457,908,489
Liabilities
Payable for:
Securities purchased	1,998,937
Shares of the Fund redeemed	249,273	2,248,210
Accrued expenses:
Management fees	334,185
Trustees’ fees	17,672
Accounting, administration and compliance expenses	19,463
Transfer agent fees	46,982
Other expenses	39,143	457,445
Total liabilities		2,705,655
Net Assets		$ 455,202,834
Net assets consist of:
Capital paid-in		$ 393,663,987
Undistributed net investment loss		(1,420,749)
Accumulated net realized gains on investments		26,126,430
Net unrealized appreciation on investments		36,833,166
Net Assets		$ 455,202,834
Shares of beneficial interest outstanding, no par value		14,007,439
Net asset value per share*		$32.50

*

Shares of the Fund are sold and redeemed at net asset value ($455,202,834 ÷ 14,007,439).

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2014

(unaudited)

Investment Income

Income:
Dividends (net of withholding tax $5,700)	$ 950,000
Interest	149,733
1,099,733
Expenses:
Management fees	2,030,274
Trustees’ fees	36,216
Accounting, administration and compliance expenses	121,824
Custodian fees and expenses	42,390
Transfer agent fees	186,132
Audit and tax services	22,555
Legal	26,480
Printing	37,527
Registration fees	13,757
Miscellaneous expenses	3,327
2,520,482
Net investment loss	(1,420,749)

Realized and Unrealized Gain (Loss) on Investments
Net realized gains on investments	26,162,253
Net change in unrealized depreciation	(20,510,710)
Net realized and unrealized gains on investments	5,651,543
Change in Net Assets from Operations	$ 4,230,794

See accompanying notes to financial statements.

5

CGM MUTUAL FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013

From Operations
Net investment loss	$ (1,420,749)	$ (1,345,891)
Net realized gains on investments	26,162,253	59,922,061
Net change in unrealized appreciation (depreciation) on investments	(20,510,710)	29,594,735
Change in net assets from operations	4,230,794	88,170,905

From Distributions to Shareholders
Net short-term realized capital gains on investments	—	(22,542,416)
Net long-term realized capital gains on investments	—	(8,509,204)
	—	(31,051,620)

From Capital Share Transactions
Proceeds from sale of shares	2,262,847	4,349,858
Net asset value of shares issued in connection with reinvestment of:
Distributions from net short-term realized capital gains on investments	—	20,983,671
Distributions from net long-term realized capital gains on investments	—	7,925,249
	2,262,847	33,258,778
Cost of shares redeemed	(28,478,625)	(53,868,949)
Change in net assets derived from capital share transactions	(26,215,778)	(20,610,171)
Total change in net assets	(21,984,984)	36,509,114

Net Assets
Beginning of period	477,187,818	440,678,704
End of period (including undistributed net investment income (loss) of
$(1,420,749) and $0 at June 30, 2014 and December 31, 2013, respectively)	$455,202,834	$477,187,818

Number of Shares of the Fund:
Issued from sale of shares	72,506	138,666
Issued in connection with reinvestment of:
Distributions from net short-term realized capital gains on investments	—	652,445
Distributions from net long-term realized capital gains on investments	—	246,432
	72,506	1,037,543
Redeemed	(902,308)	(1,706,675)
Net change	(829,802)	(669,132)

See accompanying notes to financial statements.

6

CGM MUTUAL FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014		For the Year Ended December 31,
	(unaudited)		2013	2012	2011	2010	2009

For a share of the Fund outstanding throughout each period: Net asset value at beginning of period	$32.16		$28.42	$24.42	$29.46	$25.64	$22.56
Net investment income (loss)(a)	(0.10)		(0.09)	0.09	0.05	0.25	0.45
Net realized and unrealized gains (losses) on investments and foreign currency transactions	0.44		6.06	4.01	(5.04)	3.82	3.08
Total from investment operations	0.34		5.97	4.10	(4.99)	4.07	3.53

Dividends from net investment income	—		—	(0.10)	(0.05)	(0.25)	(0.45)
Distribution from net short-term realized gains	—		(1.62)	—	—	—	—
Distribution from net long-term realized gains	—		(0.61)	—	—	—	—
Total distributions	—		(2.23)	(0.10)	(0.05)	(0.25)	(0.45)

Net increase (decrease) in net asset value	0.34		3.74	4.00	(5.04)	3.82	3.08
Net asset value at end of period	$32.50		$32.16	$28.42	$24.42	$29.46	$25.64

Total return (%)	1.1		21.0	16.8	(16.9)	16.0	15.9

Ratios:
Operating expenses to average net assets (%)	1.12	*	1.11	1.12	1.09	1.08	1.09
Net investment income (loss) to average net assets (%)	(0.63)	*	(0.29)	0.35	0.17	0.96	1.97
Portfolio turnover (%)	313	*	374	325	404	342	417
Net assets at end of period (in thousands) ($)	455,203		477,188	440,679	434,031	593,391	549,253

(a) Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

*    Computed on an annualized basis.

See accompanying notes to financial statements.

7

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS — June 30, 2014

(unaudited)

1.

Organization — CGM Mutual Fund (the “Fund”) is a diversified series of CGM Trust (the “Trust”) which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and is following accounting and reporting guidance in the Financial Accounting Standards Board’s (“FASB”) Topic 946 “Financial Services—Investment Companies”. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on November 5, 1929. The Fund’s objective is reasonable long-term capital appreciation with a prudent approach to protection of capital from undue risks. Current income is a consideration in the selection of the Fund’s portfolio securities, but it is not a controlling factor.

2.

Significant accounting policies — Management has evaluated the events and transactions from June 30, 2014 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.

A.

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund

8

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•

Level 1 – Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•

Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•

Level 3 – Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2014:

	Valuation Inputs
Classification	Level 1 - Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Investment in Securities-Assets
Common Stocks*	$333,676,075	$ —	$ —

Debt Securities
United States Treasury Notes	—	120,092,475	—
Repurchase Agreement	—	2,020,000	—
Total	$333,676,075	$122,112,475	$ —

*

All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

9

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

B.

Security transactions and related investment income — Security transactions are accounted for on the trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis and may include proceeds from litigation. Dividend payments received by the Fund from its investment in real estate investment trusts (“REITs”) may consist of ordinary income, capital gains, and return of capital and as such are recorded as dividend income, capital gains or a reduction to security cost, as appropriate. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.

C.

Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period.

Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on the Fund’s net assets or results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. Any difference between book basis and tax basis unrealized appreciation is attributable primarily to the temporary book/tax difference of tax deferral of losses on wash sales.

As of June 30, 2014, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
$ —	$26,126,430	$36,833,166

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at June 30, 2014 was as follows:

Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$418,955,384	$38,074,647	$(1,241,481)	$36,833,166

For the year ended December 31, 2013, the capital loss carryovers utilized or expired and the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains, prior to distributing such gains to shareholders, are shown in the table below:

	Capital Loss Carryovers Utilized	Capital Loss Carryovers Expired	Remaining Capital Loss Carryovers	Expires December 31,
	$ 2,685,227	$ —	$ —	2016
	24,782,962	—	—	2017
Total	$27,468,189	$ —	$ —

10

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

Capital losses may be utilized to offset future capital gains until expiration. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carry forwards may more likely expire unused. Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Management has concluded that there are no significant uncertain tax positions for the open tax years as of December 31, 2013 that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

D.

Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book/tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/(loss). Permanent book/tax differences are primarily attributable to net operating losses. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book/tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid during the periods ended December 31, 2013 and 2012 were as follows:

Year	Ordinary Income	Capital Gains	Total
2013	$22,542,416	$8,509,204	$31,051,620
2012	$ 1,555,339	$ —	$ 1,555,339

E.

Indemnities — In the normal course of business, the Fund may enter into contracts that provide indemnities to third parties for various potential losses and claims. The Fund’s maximum exposure under these arrangements is unknown as this would depend on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

F.

Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars each day at the prevailing exchange rate. Transactions affecting statement of operations accounts and net realized gain or loss on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain

11

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.

G.

Repurchase agreements — The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller.

H.

Use of estimates — The preparation of financial statements in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3.

Risks and uncertainties

A.

Risks associated with focused investing — The Fund, although diversified, takes a focused approach to investing within particular industries or sectors of the economy and may invest in a relatively small number of individual holdings. Therefore, the Fund may be subject to greater price volatility and may be more adversely affected by the performance of particular industries, sectors, or individual holdings than would a more diversified fund. In addition, funds that invest more heavily in certain industries, sectors or individual holdings are particularly susceptible to the impact of market, economic, regulatory and other factors affecting those investments.

B.

Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible

12

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

4.

Purchases and sales of securities — For the period ended June 30, 2014, purchases and sales of securities other than United States Government or Agency obligations and short-term investments aggregated $692,747,447 and $709,561,125, respectively. For long-term government obligations, there were $14,487,129 of purchases and $23,021,758 of sales.

5.

Fees and expenses

A.

Management fees — During the period ended June 30, 2014, the Fund incurred management fees of $2,030,274, paid or payable to CGM, certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.90% on the first $500 million of the Fund’s average daily net assets, 0.80% of the next $500 million of the Fund’s average daily net assets and 0.75% of such assets in excess of $1 billion of the Fund’s average daily net assets.

B.

Other expenses — The majority of expenses are directly attributable to the Fund. Expenses that are not readily attributable to the Fund are allocated among each of the three funds comprising the Trust in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds’ respective net assets. CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which were paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes-Oxley Act of 2002. The accounting, administration and compliance expenses of $121,824 for the period ended June 30, 2014, are shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, including $96,403 of the salaries of CGM employees who are officers of the Fund.

C.

Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are “interested persons” (as defined in the Investment Company Act of 1940) of CGM, or any affiliate of CGM (other than registered investment companies). For the period ending December 31, 2014, each disinterested trustee will be compensated by the Trust with an annual fee of $70,000 plus travel expenses

13

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.

6.

Guarantees and indemnifications — Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

14

CGM MUTUAL FUND

ADDITIONAL INFORMATION

(unaudited)

Availability of proxy voting information:

Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2014 are available without charge, by calling 800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds’ website, www.cgmfunds.com, and the SEC’s website, www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.

Portfolio holdings:

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments. The Fund’s Prospectus and Statement of Additional Information can be obtained on the CGM Funds’ website, www.cgmfunds.com, and the SEC’s website, www.sec.gov or by calling 800-345-4048.

Advisory agreement approval:

The Trustees of the Trust considered renewal of the Fund’s advisory agreement at meetings of the independent Trustees in March and April 2014 and at a meeting of the full Board in April 2014. The Board considered the following factors and came to the following conclusions:

1.

The Board considered the nature, extent, quality and scope of the investment advisory and administrative services provided by CGM to the Fund. The Board agreed that the quality of the CGM professional team working on the Fund was very high, and was satisfied with the quality of CGM’s advisory and administrative services.

2.

The Board considered the investment performance of the Fund and reviewed information regarding the performance of the Fund as compared to market indices and several universes of other balanced funds selected and provided by Lipper, Inc., an independent provider of investment company data. The Board acknowledged the weak performance for the three-year and five-year periods ended December 31, 2013, but noted the strong performance of the Fund for the one-year and ten-year periods ended December 31, 2013. The Board observed that (a) for those time periods the Fund ranked in the 11th and 8th percentiles, respectively, of the Lipper Balanced Fund Universe, and (b) for the ten-year period ended December 31, 2013 the Fund outperformed the S&P 500 Index. The Board agreed that CGM seeks to manage the Fund’s investments with a long-term focus on strategic developments and emerging trends in the U.S. and global economies that often take some time to develop or to be identified by other market participants. The Board acknowledged that, while for some periods this long-term focus might cause the Fund to lag other comparable mutual funds with a more short-term focus, over the longer term CGM’s approach had proven its worth.

3.

The Board discussed the costs of the services provided and profits realized by CGM from the relationship with the mutual funds advised by CGM and the private fund managed by CGM. The Board also compared the profit margins of CGM with public information on the profit margins of some publicly held investment advisory firms. The Board found that CGM’s profit margins were reasonable and not excessive.

15

CGM MUTUAL FUND

ADDITIONAL INFORMATION (continued)

(unaudited)

4.

The Board considered whether economies of scale might be realized with growth in the Fund, but in light of the fact that the Fund experienced net redemptions in 2013, the relatively small size of the Fund, and other factors the Board determined that it would not be advisable at this time to seek to make adjustments to the break point structure of the advisory fees paid by the Fund.

5.

The Board received and considered information comparing the advisory fees paid by the Fund and the overall expenses borne by the Fund with those of funds in the relevant expense universe as selected and provided by Lipper, Inc. The Board noted that the overall expense ratio of the Fund and the advisory fee paid by the Fund were above the median overall expense ratios of mutual funds included in the Lipper expense universe, but concluded that this was reasonable due to the fact that the Fund maintained a higher percentage of equities in its portfolio than many other balanced mutual funds and that the equity portion of the Fund’s portfolio is more actively managed than the equity holdings of many other balanced mutual funds. The Board also considered whether there were any significant fall-out benefits to CGM from its relationship with the Fund. The Board concluded that the advisory fees paid by the Fund and the overall expenses borne by the Fund were reasonable and competitive.

In addition to the foregoing, in light of the fact that CGM could potentially benefit from soft dollar arrangements of the Fund, the Board reviewed the brokerage commissions of the Fund and concluded that the brokerage commissions were reasonable, particularly given the Fund’s relatively small size and CGM’s focus on best execution.

16

CGM MUTUAL FUND

FUND EXPENSES

(unaudited)

As a shareholder of CGM Mutual Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 to June 30, 2014.

Actual return and expenses

The first line of the table below provides information about actual account values and actual expenses.

You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/01/14	Ending Account Value 06/30/14	Expenses Paid During Period* 01/01/14 – 06/30/14
Actual	$1,000.00	$1,010.60	$5.57
Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	$5.59

*

Expenses are equal to the Fund’s annualized expense ratio of 1.12%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

17

BOARD OF TRUSTEES

PETER O. BROWN

G. KENNETH HEEBNER

MARK W. HOLLAND

ROBERT L. KEMP

LESLIE A. LAKE

JAMES VAN DYKE QUEREAU, JR.

J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President

G. KENNETH HEEBNER, Vice President

DAVID C. FIETZE, Chief Compliance Officer

KATHLEEN S. HAUGHTON, Vice President

JEM A. HUDGINS, Treasurer

LESLIE A. LAKE, Vice President and Secretary

MARTHA I. MAGUIRE, Vice President

TONY FIGUEIREDO, Vice President

KEVIN URE, Vice President

NICOLE M. FEMBLEAUX, Assistant Vice President

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED

PARTNERSHIP

Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING

AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY

Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT

FOR STATE STREET BANK AND

TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.

P.O. Box 8511

Boston, Massachusetts 02266-8511

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT

LIMITED PARTNERSHIP

Boston, Massachusetts 02110

TELEPHONE NUMBERS

For information about:

■

Account Procedures and Status

■

Redemptions

■

Exchanges

Call 800-343-5678

■

New Account Procedures

■

Prospectuses

■

Performance

■

Proxy Voting Policies and Voting Records

■

Complete Schedule of Portfolio Holdings

for the 1st & 3rd Quarters (as filed on Form N-Q)

Call 800-345-4048

MAILING ADDRESS

CGM Shareholder Services

c/o Boston Financial Data Services

P.O. Box 8511

Boston, MA 02266-8511

WEBSITE

www.cgmfunds.com

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

MQR214

Printed in U.S.A.

CGM

Realty Fund

81st Quarterly Report

June 30, 2014

A No-Load Fund

Investment Adviser Capital Growth Management Limited Partnership

To Our Shareholders:

CGM Realty Fund increased 6.6% during the second quarter of 2014 compared to a return of 5.2% for the unmanaged Standard and Poor’s 500 Index and 7.0% for the FTSE NAREIT Equity REITs Index. For the first six months of the year, CGM Realty Fund returned 9.7%, the unmanaged Standard and Poor’s 500 Index, 7.1% and the FTSE NAREIT Equity REITs Index, 17.7%.

In late June, the Bureau of Economic Analysis released a revised estimate for first quarter 2014 gross domestic product which indicated negative growth of 2.9%. Severe winter weather in much of the country was at least partially to blame, along with a late-falling Easter holiday though some pundits and media outlets were quick to predict a return to recession. However, data for the second quarter of 2014—specifically in housing and auto sales—suggests a rebound in economic growth. In fact, with the arrival of milder weather as early as March, the economy began to pick up. The Institute of Supply Management’s manufacturing index rose to 53.7 from 53.2 in February, and March employment numbers clocked in at a respectable 192,000 jobs added. Inflation remained relatively benign with the Consumer Price Index rising a slight 0.2% in March and 0.3% in April. On the first Friday in May, April employment numbers were released with 288,000 jobs reportedly added. The following month, May new job numbers were made public and the addition of 217,000 new hires, in our view, effectively dismissed many of the winter fears of a returning recession.

Meeting in late April, the Federal Reserve Board voted once again to reduce its bond buying program by another $10 billion, lowering the rate to $45 billion monthly from a recession high of $85 billion monthly. Despite its continued confidence in the recovery, the Fed noted the housing market has been slower to rebound than other sectors of the economy. Then, in mid-May, April new housing starts were reported, soaring 13% though most of the gain was in multifamily housing starts, rather than single-family homes. The month-over-month jump was primarily in the Northeast and Midwest, parts of the country hardest hit by the extreme cold weather earlier in the year. Existing home sales which comprise 90% of the housing market rose 1.3% in April, increasing for the first time in 2014 though still coming in at levels below one year ago. This may be attributable to an 11% spike in home prices in the past year along with mortgage rates that have risen nearly a full percentage point to increase a potential homebuyer’s monthly mortgage outlay by as much as 25%. Yet, despite rising expenses, existing home sales in May increased 4.9% and new home sales jumped 18.6%.

Auto sales have provided a significant boost to the economic recovery with sales in May up to an annual rate of 16.7 million vehicles, the highest since February 2007. Credit remains available for purchases and with the average age of cars on American roads exceeding eleven years, we believe that auto sales are likely to continue at a healthy clip. Consumer Confidence, as measured by the Conference Board Index, is on the upswing from 82.2 in May to 85.2 in June which, in our view, also bodes well for auto sales.

A potential drag on the recovery is geopolitical uncertainty in the Middle East. The threat to oil supplies drove oil prices higher in the second quarter of the year and pushed the Consumer Price Index up 0.4% in May. The Fed noted the slightly higher inflation rate at its meeting in mid-June, but again reiterated its confidence in the recovery by voting yet again to reduce its bond buying program to $35 billion per month.

The yield on ten-year U.S. Treasury bonds was 2.72% at the beginning of the second quarter, dropped to as low as 2.42% on May 28 and has since recovered to 2.52% on June 30. We believe most of the decline in yield reflects a “flight to safety” prompted by conflicts in the Middle East and Ukraine. With bond yields at such low levels, the S&P 500, which is selling at near all-time highs, is priced at 16.4 times this year’s earnings, which we consider to be a reasonable level.

On June 30, 2014, CGM Realty Fund was 52.3% invested in REITs, including 35.4% in lodging and resorts REITs, 7.0% in mortgage REITs, and 9.6% in self storage REITs. The Fund also held significant equity positions in housing and building materials, money center banks and real estate services. CGM Realty Fund’s largest holdings were RLJ Lodging Trust (lodging and resorts REIT), Jones Lang LaSalle Incorporated (real estate services) and Extra Space Storage Inc. (self storage REIT).

Robert L. Kemp President

July 1, 2014

1

CGM REALTY FUND

INVESTMENT PERFORMANCE

(unaudited)

Total Return for Periods Ended June 30, 2014

	The Fund’s Cumulative Total Return	The Fund’s Average Annual Total Return
10 Years	+260.0%	+13.7%
5 Years	+151.1	+20.2
1 Year	+ 19.3	+19.3
3 Months	+ 6.6	—

The performance data contained in the report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions.

The investment return and the principal value of an investment in the Fund will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

2

CGM REALTY FUND

PORTFOLIO DIVERSIFICATION as of June 30, 2014

(unaudited)

COMMON STOCKS

Real Estate Investment Trusts	Percent of Net Assets
Lodging and Resorts	35.4%
Self Storage	9.6
Mortgage	7.0
Office and Industrial	0.3
Other Common Stocks
Housing and Building Materials	18.3
Banks – Money Center	13.5
Real Estate Services	12.4
Hotels and Restaurants	2.7

SCHEDULE OF INVESTMENTS as of June 30, 2014

(unaudited)

COMMON STOCKS - 99.2% OF TOTAL NET ASSETS

REAL ESTATE INVESTMENT TRUSTS - 52.3%

	Shares	Value(a)

Lodging and Resorts — 35.4%
Ashford Hospitality Trust, Inc.	1,030,000	$ 11,886,200
Chesapeake Lodging Trust	1,197,900	36,212,517
DiamondRock Hospitality Company	2,570,000	32,947,400
Host Hotels & Resorts, Inc.	2,700,490	59,437,785
LaSalle Hotel Properties	1,665,000	58,757,850
RLJ Lodging Trust	3,624,000	104,697,360
Ryman Hospitality Properties, Inc.	1,280,100	61,636,815
Strategic Hotels & Resorts, Inc. (b)	3,900,000	45,669,000
Summit Hotel Properties, Inc.	1,452,000	15,391,200
		426,636,127

Mortgage — 7.0%
Colony Financial, Inc.	660,000	15,325,200
NorthStar Realty Finance Corp.	3,930,000	68,303,400
		83,628,600

Office and Industrial — 0.3%
STAG Industrial, Inc.	170,000	4,081,700

Self Storage — 9.6%
Extra Space Storage Inc.	1,518,000	80,833,500
Sovran Self Storage, Inc.	444,800	34,360,800
		115,194,300

TOTAL REAL ESTATE INVESTMENT TRUSTS (Identified cost $496,754,614)		629,540,727

See accompanying notes to financial statements.

3

CGM REALTY FUND

SCHEDULE OF INVESTMENTS as of June 30, 2014 (continued)

(unaudited)

COMMON STOCKS (continued)

OTHER COMMON STOCKS — 46.9%

	Shares	Value(a)

Banks – Money Center — 13.5%
Bank of America Corporation	2,100,000	$ 32,277,000
Citigroup Inc.	1,290,000	60,759,000
Morgan Stanley	2,150,000	69,509,500
		162,545,500

Hotels and Restaurants — 2.7%
Wyndham Worldwide Corporation	435,000	32,938,200

Housing and Building Materials - 18.3%
D.R. Horton, Inc.	2,710,000	66,611,800
Lennar Corporation	1,870,000	78,502,600
Toll Brothers, Inc. (b)	2,020,000	74,538,000
		219,652,400

Real Estate Services — 12.4%
CBRE Group, Inc. (b)	1,990,000	63,759,600
Jones Lang LaSalle Incorporated	680,000	85,945,200
		149,704,800

TOTAL OTHER COMMON STOCKS (Identified cost $507,857,639)		564,840,900
TOTAL COMMON STOCKS (Identified cost $1,004,612,253)		1,194,381,627

SHORT-TERM INVESTMENT — 0.9% OF TOTAL NET ASSETS	Face
Tri-party Repurchase Agreement with Fixed Income Clearing Corporation,	Amount
dated 06/30/2014 at 0.00% to be repurchased at $10,385,000 on 07/01/2014 collateralized by $10,840,000 US Treasury Bond, 3.125% due 02/15/2042
valued at $10,596,100 including interest. (Cost $10,385,000)	$10,385,000	10,385,000

TOTAL INVESTMENTS — 100.1% (Identified cost $1,014,997,253)		1,204,766,627
Cash and receivables		37,064,706
Liabilities		(37,937,048)
TOTAL NET ASSETS — 100.0%		$1,203,894,285

(a)

See note 2A.

(b)

Non-income producing security.

See accompanying notes to financial statements.

4

CGM REALTY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014

(unaudited)

Assets

Investments at value:
(Identified cost $1,014,997,253)		$1,204,766,627
Cash		2,290
Receivable for:
Securities sold	$33,632,163
Shares of the Fund sold	140,674
Dividends and interest	3,289,579	37,062,416
Total assets		1,241,831,333
Liabilities
Payable for:
Securities purchased	34,171,439
Shares of the Fund redeemed	2,800,970	36,972,409
Accrued expenses
Management fees	776,395
Trustees’ fees	27,616
Accounting, administration and compliance expenses	37,711
Transfer agent fees	73,955
Other expenses	48,962	964,639
Total liabilities		37,937,048
Net Assets		$1,203,894,285
Net assets consist of:
Capital paid-in		$ 933,784,897
Undistributed net investment income		1,999,743
Accumulated net realized gains on investments		78,340,271
Net unrealized appreciation on investments		189,769,374
Net Assets		$1,203,894,285
Shares of beneficial interest outstanding, no par value		35,713,022
Net asset value per share*		$33.71

*

Shares of the Fund are sold and redeemed at net asset value ($1,203,894,285 ÷ 35,713,022).

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2014

(unaudited)

Investment Income

Income:
Dividends	$ 8,474,070

Expenses:
Management fees	4,596,371
Trustees’ fees	56,268
Accounting, administration and compliance expenses	236,051
Custodian fees and expenses	77,345
Transfer agent fees	241,641
Audit and tax services	22,556
Legal	64,362
Printing	50,110
Registration fees	15,511
Line of credit commitment fee	10,558
Miscellaneous expenses	4,765
5,375,538
Net investment income	3,098,532

Realized and Unrealized Gain (Loss) on Investments
Net realized gains on investments	94,538,921
Net change in unrealized appreciation on investments	10,997,707
Net realized and unrealized gains on investments	105,536,628
Change in Net Assets from Operations	$108,635,160

See accompanying notes to financial statements.

5

CGM REALTY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013

From Operations
Net investment income	$ 3,098,532	$ 9,725,467
Net realized gains on investments	94,538,921	129,468,982
Net change in unrealized appreciation (depreciation) on investments	10,997,707	(17,295,024)
Change in net assets from operations	108,635,160	121,899,425

From Distributions to Shareholders
Net investment income	(1,098,789)	(11,401,902)
Net long-term realized capital gains on investments	—	(45,832,972)
	(1,098,789)	(57,234,874)

From Capital Share Transactions
Proceeds from sale of shares	20,276,414	43,839,253
Net asset value of shares issued in connection with reinvestment of:
Dividends from net investment income	896,322	9,109,026
Distributions from net long-term realized capital gains on investments	—	38,080,079
	21,172,736	91,028,358
Cost of shares redeemed	(99,312,805)	(398,802,599)
Change in net assets derived from capital share transactions	(78,140,069)	(307,774,241)
Total change in net assets	29,396,302	(243,109,690)

Net Assets
Beginning of period	1,174,497,983	1,417,607,673
End of period (including undistributed net investment income of $1,999,743 and $0 at June 30, 2014 and December 31, 2013, respectively)	$1,203,894,285	$1,174,497,983

Number of Shares of the Fund:
Issued from sale of shares	640,488	1,424,895
Issued in connection with reinvestment of:
Dividends from net investment income	28,089	290,735
Distributions from net long-term realized capital gains on investments	—	1,237,974
	668,577	2,953,604
Redeemed	(3,135,493)	(13,039,037)
Net change	(2,466,916)	(10,085,433)

See accompanying notes to financial statements.

6

CGM REALTY FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014		For the Year Ended December 31,
	(unaudited)		2013	2012	2011		2010	2009
For a share of the Fund outstanding throughout each period: Net asset value at beginning of period	$30.76		$29.37	$26.81	$26.79		$20.88	$ 16.22
Net investment income (a)	0.08		0.23	0.30	0.25		0.22	0.61
Net realized and unrealized gains on investments	2.90		2.68	2.53	0.04	(b)	5.93	4.79
Total from investment operations	2.98		2.91	2.83	0.29		6.15	5.40

Dividends from net investment income	(0.03)		(0.28)	(0.27)	(0.27)		(0.24)	(0.62)
Distribution from net long-term realized gains	—		(1.24)	—	—		—	—
Distribution from tax return of capital	—		—	—	—		—	(0.12)
Total distributions	(0.03)		(1.52)	(0.27)	(0.27)		(0.24)	(0.74)

Net increase in net asset value	2.95		1.39	2.56	0.02		5.91	4.66
Net asset value at end of period	$33.71		$30.76	$29.37	$26.81		$26.79	$20.88

Total return (%)	9.7		9.9	10.6	1.0		29.5	34.4

Ratios:
Operating expenses to average net assets (%)	0.93	*	0.92	0.89	0.88		0.89	0.93
Net investment income to average net assets (%)	0.53	*	0.75	1.01	0.91		0.93	3.73
Portfolio turnover (%)	145	*	146	101	69		133	170
Net assets at end of period (in thousands) ($)	1,203,894		1,174,498	1,417,608	1,516,681		1,639,504	1,266,193

(a)

Per share net investment income has been calculated using the average shares outstanding during the period.

(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of investments in the Fund.

*

Computed on an annualized basis.

See accompanying notes to financial statements.

7

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS — June 30, 2014

(unaudited)

1.

Organization — CGM Realty Fund (the “Fund”) is a diversified series of CGM Trust (the “Trust”) which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and is following accounting and reporting guidance in the Financial Accounting Standards Board’s (“FASB”) Topic 946 “Financial Services—Investment Companies”. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on May 13, 1994. The Fund’s investment objective is to provide a combination of income and long-term growth of capital. The Fund intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry, including real estate investment trusts (“REITs”).

2.

Significant accounting policies — Management has evaluated the events and transactions from June 30, 2014 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.

A.

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To

8

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•

Level 1 – Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•

Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•

Level 3 – Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2014:

	Valuation Inputs
Classification	Level 1 - Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Investments in Securities-Assets

Common Stocks*	$1,194,381,627	$ —	$ —

Debt Securities
Repurchase Agreement	—	10,385,000	—
Total	$1,194,381,627	$10,385,000	$ —

*

All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

9

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

B.

Security transactions and related investment income — Security transactions are accounted for on the trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis and may include proceeds from litigation. Dividend payments received by the Fund from its investment in REITs may consist of ordinary income, capital gains and return of capital and as such are recorded as dividend income, capital gains or a reduction to security cost, as appropriate. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.

C.

Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period.

Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on the Fund’s net assets or results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. Any difference between book basis and tax basis unrealized appreciation is attributable primarily to the temporary book/tax difference of tax deferral of losses on wash sales.

As of June 30, 2014, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
$2,293,416	$79,183,101	$188,632,874

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at June 30, 2014 was as follows:

Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$1,016,133,753	$191,777,034	$(3,144,160)	$188,632,874

For the year ended December 31, 2013, the capital loss carryovers utilized or expired and the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains, prior to distributing such gains to shareholders, are shown in the table below:

Capital Loss Carryovers Utilized	Capital Loss Carryovers Expired	Remaining Capital Loss Carryovers	Expires December 31,
$92,377,410	$ —	$ —	2017

10

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

Capital losses may be utilized to offset future capital gains until expiration. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carry forwards may more likely expire unused. Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Management has concluded that there are no significant uncertain tax positions for the open tax years as of December 31, 2013 that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

D.

Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book/tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/(loss). The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book/tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid during the periods ended December 31, 2013 and 2012 were as follows:

Year	Ordinary Income	Long-term Capital Gains	Tax Return of Capital	Total
2013	$11,401,902	$45,832,972	$ —	$57,234,874
2012	$14,083,166	$ —	$ —	$14,083,166

E.

Indemnities — In the normal course of business, the Fund may enter into contracts that provide indemnities to third parties for various potential losses and claims. The Fund’s maximum exposure under these arrangements is unknown as this would depend on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

F.

Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars each day at the prevailing exchange rate. Transactions affecting statement of operations accounts and net realized gain or loss on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain

11

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.

G.

Repurchase agreements — The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller.

H.

Use of estimates — The preparation of financial statements in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3.

Risks and uncertainties

A.

Risks associated with focused investing — The Fund, although diversified, takes a focused approach to investing within particular industries or sectors of the economy and may invest in a relatively small number of individual holdings. Therefore, the Fund may be subject to greater price volatility and may be more adversely affected by the performance of particular industries, sectors, or individual holdings than would a more diversified fund. In addition, the Fund invests primarily in companies in the real estate industry, including REITs. Funds with a concentration are particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

B.

Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in the investment or exchange control regulations, expropriation or confiscatory taxation,

12

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

4.

Purchases and sales of securities — For the period ended June 30, 2014 purchases and sales of securities other than United States Government or Agency obligations and short-term investments aggregated $842,628,417 and $913,153,641, respectively.

5.

Fees and expenses

A.

Management fees — During the period ended June 30, 2014, the Fund incurred management fees of $4,596,371, paid or payable to CGM, certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.85% on the first $500 million of the Fund’s average daily net assets and 0.75% on amounts in excess of $500 million of the Fund’s average daily net assets.

B.

Other expenses — The majority of expenses are directly attributable to the Fund. Expenses that are not readily attributable to the Fund are allocated among each of the three funds comprising the Trust in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds’ respective net assets. CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities; and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes-Oxley Act of 2002. The accounting, administration and compliance expenses of $236,051 for the period ended June 30, 2014 are shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance and other services to the Fund, including $171,018 of the salaries of CGM employees who are officers of the Fund.

C.

Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are “interested persons” (as defined in the Investment Company Act of 1940) of CGM, or any affiliate of CGM (other than registered investment companies). For the period ending December 31, 2014, each disinterested trustee will be compensated by the Trust with an annual fee of $70,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a chairman to oversee those functions who receives an additional

13

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

$30,000 annually. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.

6.

Line of credit — The Fund has a $20,000,000 committed unsecured line of credit with State Street Bank and Trust Company. Borrowings under the line will be charged interest at 1.25% over the higher of the Federal Funds Rate and the Overnight LIBOR Rate. The Fund incurs a commitment fee of 0.105% per annum on the unused portion of the line of credit, payable quarterly through June 10, 2015. There were no borrowings under the line of credit during the period ended June 30, 2014.

7.

Guarantees and indemnifications — Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

14

CGM REALTY FUND

ADDITIONAL INFORMATION

(unaudited)

Availability of proxy voting information:

Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2014 are available without charge, by calling 800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds’ website, www.cgmfunds.com, and the SEC’s website, www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.

Portfolio holdings:

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments. The Fund’s Prospectus and Statement of Additional Information can be obtained on the CGM Funds’ website, www.cgmfunds.com, and the SEC’s website, www.sec.gov or by calling 800-345-4048.

Advisory agreement approval:

The Trustees of the Trust considered renewal of the Fund’s advisory agreement at meetings of the independent Trustees in March and April 2014 and at a meeting of the full Board in April 2014. The Board considered the following factors and came to the following conclusions:

1.

The Board considered the nature, extent, quality and scope of the investment advisory and administrative services provided by CGM to the Fund. The Board agreed that the quality of the CGM professional team working on the Fund was very high, and was satisfied with the quality of CGM’s advisory and administrative services.

2.

The Board considered the investment performance of the Fund and reviewed information regarding the performance of the Fund as compared to market indices and several universes of other real estate funds selected and provided by Lipper, Inc., an independent provider of investment company data. The Board noted the strong performance of the Fund for the one-year and ten-year periods ended December 31, 2013 and that during such periods the Fund ranked in the 3rd and 1st percentiles, respectively, of the Lipper Real Estate Fund Universe. The Board acknowledged the weak performance of the Fund for the three-year and five-year periods ended December 31, 2013. The Board agreed that CGM seeks to manage the Fund’s investments with a long-term focus on strategic developments and emerging trends in the U.S. and global economies that often take some time to develop or to be identified by other market participants. The Board acknowledged that, while for some periods this long-term focus might cause the Fund to lag other comparable mutual funds with a more short-term focus, over the longer term CGM’s approach had proven its worth.

3.

The Board discussed the costs of the services provided and profits realized by CGM from the relationship with the mutual funds advised by CGM and the private fund managed by CGM. The Board also compared the profit margins of CGM with public information on the profit margins of some publicly held investment advisory firms. The Board found that CGM’s profit margins were reasonable and not excessive.

15

CGM REALTY FUND

ADDITIONAL INFORMATION (continued)

(unaudited)

4.

The Board considered whether economies of scale might be realized with growth in the Fund, but in light of the fact that the Fund experienced net redemptions in 2013, the Board determined that it would not be advisable at this time to seek to make adjustments to the break point structure of the advisory fees paid by the Fund.

5.

The Board received and considered information comparing the advisory fees paid by the Fund and the overall expenses borne by the Fund with those of funds in the relevant expense universe as selected and provided by Lipper, Inc. The Board noted that the overall expense ratio of the Fund was significantly below the median overall expense ratios of mutual funds included in the Lipper expense universe. The Board considered that the advisory fee paid by the Fund was somewhat above the median for the mutual funds included in the Lipper expense universe, but concluded that the fee was reasonable in light of CGM’s active investment style, and the fact that unlike many real estate mutual funds the Fund has flexibility to invest in companies other than REITs that are connected to the real estate industry. The Board also considered whether there were any significant fall-out benefits to CGM from its relationship with the Fund. The Board concluded that the advisory fees paid by the Fund and the overall expenses borne by the Fund were reasonable and competitive.

In addition to the foregoing, in light of the fact that CGM could potentially benefit from soft dollar arrangements of the Fund, the Board reviewed the brokerage commissions of the Fund and concluded that the brokerage commissions were reasonable, particularly given CGM’s focus on best execution.

16

CGM REALTY FUND

FUND EXPENSES

(unaudited)

As a shareholder of CGM Realty Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 to June 30, 2014.

Actual return and expenses

The first line of the table below provides information about actual account values and actual expenses.

You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/01/14	Ending Account Value 06/30/14	Expenses Paid During Period* 01/01/14 – 06/30/14
Actual	$1,000.00	$1,096.90	$4.82
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$4.64

*

Expenses are equal to the Fund’s annualized expense ratio of 0.93%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

17

BOARD OF TRUSTEES

PETER O. BROWN

G. KENNETH HEEBNER

MARK W. HOLLAND

ROBERT L. KEMP

LESLIE A. LAKE

JAMES VAN DYKE QUEREAU, JR.

J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President

G. KENNETH HEEBNER, Vice President

DAVID C. FIETZE, Chief Compliance Officer

KATHLEEN S. HAUGHTON, Vice President

JEM A. HUDGINS, Treasurer

LESLIE A. LAKE, Vice President and Secretary

MARTHA I. MAGUIRE, Vice President

TONY FIGUEIREDO, Vice President

KEVIN URE, Vice President

NICOLE M. FEMBLEAUX, Assistant Vice President

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED

PARTNERSHIP

Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING

AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY

Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT

FOR STATE STREET BANK AND

TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.

P.O. Box 8511

Boston, Massachusetts 02266-8511

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT

LIMITED PARTNERSHIP

Boston, Massachusetts 02110

TELEPHONE NUMBERS

For information about:

■

Account Procedures and Status

■

Redemptions

■

Exchanges

Call 800-343-5678

■

New Account Procedures

■

Prospectuses

■

Performance

■

Proxy Voting Policies and Voting Records

■

Complete Schedule of Portfolio Holdings

for the 1st & 3rd Quarters (as filed on Form N-Q)

Call 800-345-4048

MAILING ADDRESS

CGM Shareholder Services

c/o Boston Financial Data Services

P.O. Box 8511

Boston, MA 02266-8511

WEBSITE

www.cgmfunds.com

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

RQR214

Printed in U.S.A.

CGM

Focus Fund

67th Quarterly Report

June 30, 2014

A No-Load Fund

Investment Adviser Capital Growth Management Limited Partnership

To Our Shareholders:

CGM Focus Fund increased 2.0% during the second quarter of 2014 compared to a return of 5.2% for the unmanaged Standard and Poor’s 500 Index over the same period. For the first six months of the year, CGM Focus Fund returned -0.3% and the unmanaged Standard and Poor’s 500 Index, 7.1%.

In late June, the Bureau of Economic Analysis released a revised estimate for first quarter 2014 gross domestic product which indicated negative growth of 2.9%. Severe winter weather in much of the country was at least partially to blame, along with a late-falling Easter holiday though some pundits and media outlets were quick to predict a return to recession. However, data for the second quarter of 2014—specifically in housing and auto sales—suggests a rebound in economic growth. In fact, with the arrival of milder weather as early as March, the economy began to pick up. The Institute of Supply Management’s manufacturing index rose to 53.7 from 53.2 in February, and March employment numbers clocked in at a respectable 192,000 jobs added. Inflation remained relatively benign with the Consumer Price Index rising a slight 0.2% in March and 0.3% in April. On the first Friday in May, April employment numbers were released with 288,000 jobs reportedly added. The following month, May new job numbers were made public and the addition of 217,000 new hires, in our view, effectively dismissed many of the winter fears of a returning recession.

Meeting in late April, the Federal Reserve Board voted once again to reduce its bond buying program by another $10 billion, lowering the rate to $45 billion monthly from a recession high of $85 billion monthly. Despite its continued confidence in the recovery, the Fed noted the housing market has been slower to rebound than other sectors of the economy. Then, in mid-May, April new housing starts were reported, soaring 13% though most of the gain was in multifamily housing starts, rather than single-family homes. The month-over-month jump was primarily in the Northeast and Midwest, parts of the country hardest hit by the extreme cold weather earlier in the year. Existing home sales which comprise 90% of the housing market rose 1.3% in April, increasing for the first time in 2014 though still coming in at levels below one year ago. This may be attributable to an 11% spike in home prices in the past year along with mortgage rates that have risen nearly a full percentage point to increase a potential homebuyer’s monthly mortgage outlay by as much as 25%. Yet, despite rising expenses, existing home sales in May increased 4.9% and new home sales jumped 18.6%.

Auto sales have provided a significant boost to the economic recovery with sales in May up to an annual rate of 16.7 million vehicles, the highest since February 2007. Credit remains available for purchases and with the average age of cars on American roads exceeding eleven years, we believe that auto sales are likely to continue at a healthy clip. Consumer Confidence, as measured by the Conference Board Index, is on the upswing from 82.2 in May to 85.2 in June which, in our view, also bodes well for auto sales.

A potential drag on the recovery is geopolitical uncertainty in the Middle East. The threat to oil supplies drove oil prices higher in the second quarter of the year and pushed the Consumer Price Index up 0.4% in May. The Fed noted the slightly higher inflation rate at its meeting in mid-June, but again reiterated its confidence in the recovery by voting yet again to reduce its bond buying program to $35 billion per month.

The yield on ten-year U.S. Treasury bonds was 2.72% at the beginning of the second quarter, dropped to as low as 2.42% on May 28 and has since recovered to 2.52% on June 30. We believe most of the decline in yield reflects a “flight to safety” prompted by conflicts in the Middle East and Ukraine. With bond yields at such low levels, the S&P 500, which is selling at near all-time highs, is priced at 16.4 times this year’s earnings, which we consider to be a reasonable level.

On June 30, 2014, CGM Focus Fund held large industry positions in housing and building materials, electronic components and money center banks. The Fund’s three largest long holdings were Lennar Corporation (housing and building materials), Micron Technology, Inc. (electronic components) and Toll Brothers, Inc. (housing and building materials). At the end of the quarter, approximately 31.5% of the CGM Focus Fund portfolio was invested in U.S. Treasury bonds sold short.

Robert L. Kemp President

July 1, 2014

CGM FOCUS FUND

INVESTMENT PERFORMANCE

(unaudited)

Total Return for Periods Ended June 30, 2014

	The Fund’s Cumulative Total Return	The Fund’s Average Annual Total Return
10 Years	+124.1%	+ 8.4%
5 Years	+ 59.3	+ 9.8
1 Year	+ 18.9	+18.9
3 Months	+ 2.0	—

The performance data contained in the report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions.

The investment return and the principal value of an investment in the Fund will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

CGM FOCUS FUND

PORTFOLIO DIVERSIFICATION as of June 30, 2014

(unaudited)

COMMON STOCKS

Industry	Percent of Net Assets
Housing and Building Materials	21.7%
Electronic Components	16.7
Banks – Money Center	10.8
Auto Parts	7.4
Airlines	7.2
Vehicle Assembly	6.2
Biotechnology	6.0
Light Capital Goods	5.0
Retail	4.7
Drugs	3.8
Aluminum	3.6
Oil Refining	3.6
Oil Service	1.6
Insurance	1.2
Auto and Related	0.9
Oil – Independent Production	0.4
BONDS SOLD SHORT
United States Treasury Bonds	(31.5)

SCHEDULE OF INVESTMENTS as of June 30, 2014

(unaudited)

COMMON STOCKS — 100.8% OF TOTAL NET ASSETS

	Shares	Value(a)

Airlines — 7.2%
American Airlines Group Inc. (b)	1,420,000	$ 61,003,200
United Continental Holdings, Inc. (b)	1,130,000	46,409,100
		107,412,300

Aluminum — 3.6%
Alcoa Inc.	3,590,000	53,455,100

Auto and Related — 0.9%
Hertz Global Holdings, Inc. (b)	470,000	13,174,100

See accompanying notes to financial statements.

CGM FOCUS FUND

SCHEDULE OF INVESTMENTS as of June 30, 2014 (continued)

(unaudited)

COMMON STOCKS (continued)

	Shares	Value(a)
Auto Parts — 7.4%
Harman International Industries, Incorporated (c)	510,000	$ 54,789,300
Magna International Inc. (c)	520,000	56,030,000
		110,819,300

Banks – Money Center — 10.8%
Citigroup Inc. (c)	1,680,000	79,128,000
Morgan Stanley (c)	2,550,000	82,441,500
		161,569,500

Biotechnology — 6.0%
Gilead Sciences, Inc. (b)(c)	1,070,000	88,713,700

Drugs — 3.8%
Actavis, Inc. (b)	255,000	56,877,750

Electronic Components — 16.7%
Micron Technology, Inc. (b)	2,960,000	97,532,000
NXP Semiconductors N.V. (b)	940,000	62,209,200
SanDisk Corporation	850,000	88,765,500
		248,506,700

Housing and Building Materials — 21.7%
D.R. Horton, Inc.	3,392,900	83,397,482
Lennar Corporation (c)	3,400,000	142,732,000
Toll Brothers, Inc. (b)(c)	2,610,000	96,309,000
		322,438,482

Insurance — 1.2%
MetLife, Inc.	330,000	18,334,800

Light Capital Goods — 5.0%
Lam Research Corporation	1,100,000	74,338,000

Oil - Independent Production — 0.4%
Canadian Natural Resources Limited	130,000	5,968,300

Oil Refining — 3.6%
Suncor Energy Inc.	1,250,000	53,287,500

Oil Service — 1.6%
Baker Hughes Incorporated	320,000	23,824,000

Retail — 4.7%
Signet Jewelers Limited	640,000	70,777,600

Vehicle Assembly — 6.2%
Ford Motor Company	3,300,000	56,892,000
Tata Motors Limited ADR (d)	890,000	34,763,400
		91,655,400
TOTAL COMMON STOCKS (Identified cost $1,328,361,808)		1,501,152,532

See accompanying notes to financial statements.

CGM FOCUS FUND

SCHEDULE OF INVESTMENTS as of June 30, 2014 (continued)

(unaudited)

SHORT-TERM INVESTMENT — 0.7% OF TOTAL NET ASSETS

Tri-party Repurchase Agreement with Fixed Income Clearing	Face Amount	Value(a)
Corporation, dated 06/30/2014 at 0.00% to be repurchased at $10,885,000 on 07/01/2014 collateralized by $11,360,000 US Treasury Bond, 3.125% due 02/15/2042 valued at $11,104,400 including interest. (Cost $10,885,000)	$10,885,000	$ 10,885,000

TOTAL INVESTMENTS — 101.5% (Identified cost $1,339,246,808)		1,512,037,532
Cash and receivables		493,407,673
Liabilities		(516,430,477)
TOTAL NET ASSETS — 100.0%		$1,489,014,728

SECURITIES SOLD SHORT

BONDS — 31.5% OF TOTAL NET ASSETS
United States Treasury — 31.5%	Face Amount	Value(a)
United States Treasury Bonds, 2.750%, 08/15/2042	$270,000,000	$ 241,607,880
United States Treasury Bonds, 3.125%, 02/15/2042	100,000,000	96,812,500
United States Treasury Bonds, 3.125%, 02/15/2043	80,000,000	77,050,000
United States Treasury Bonds, 3.750%, 11/15/2043	50,000,000	54,015,600
TOTAL BONDS (Proceeds $483,362,477)		$ 469,485,980

TOTAL SECURITIES SOLD SHORT — 31.5%		$ 469,485,980

(a)

See note 2A.

(b)

Non-income producing security.

(c)

A portion of this security has been segregated as collateral in connection with short sale investments (See Note 2E).

(d)

An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.

See accompanying notes to financial statements.

CGM FOCUS FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014

(unaudited)

Assets

Investments at value (Identified cost $1,339,246,808)		$ 1,512,037,532
Cash		3,729
Deposits with brokers for short sales		449,965,670
Receivable for:
Securities sold	$43,224,806
Shares of the Fund sold	15,468
Dividends and interest	198,000	43,438,274
Total assets		2,005,445,205
Liabilities
Securities sold short at current market value (Proceeds $483,362,477)		469,485,980
Payable for:
Securities purchased	36,587,170
Shares of the Fund redeemed	3,797,395
Interest payable	5,147,000	45,531,565
Accrued expenses:
Management fees	1,161,716
Trustees’ fees	34,199
Accounting, administration and compliance expenses	51,137
Transfer agent fees	94,516
Other expenses	71,364	1,412,932
Total liabilities		516,430,477
Net Assets		$ 1,489,014,728
Net assets consist of:
Capital paid-in		$ 3,892,756,325
Undistributed net investment loss		(12,795,974)
Accumulated net realized losses on investments		(2,577,612,844)
Net unrealized appreciation on investments
Long positions		172,790,724
Short positions		13,876,497
Net Assets		$ 1,489,014,728
Shares of beneficial interest outstanding, no par value		37,065,718
Net asset value per share*		$40.17

*

Shares of the Fund are sold and redeemed at net asset value ($1,489,014,728 ÷ 37,065,718).

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2014

(unaudited)

Investment Income

Income:
Dividends (net of withholding tax of $57,570)	$ 3,851,485
Expenses:
Management fees	7,185,366
Trustees’ fees	69,543
Accounting, administration and compliance expenses	320,090
Custodian fees and expenses	91,367
Transfer agent fees	382,898
Audit and tax services	22,556
Legal	80,482
Printing	79,264
Registration fees	17,428
Line of credit commitment fee	22,122
Interest expense on short sales	8,370,909
Miscellaneous expenses	5,434
16,647,459
Net investment loss	(12,795,974)

Realized and Unrealized Gain (Loss) on Investments
Net realized gains (losses) on investments:
Long transactions	103,948,551
Short transactions	(3,695,795)
100,252,756
Net unrealized depreciation on investments:
Long transactions	(48,837,607)
Short transactions	(47,716,310)
(96,553,917)
Net change in realized and unrealized gains on investments	3,698,839

Change in Net Assets from Operations	$ (9,097,135)

See accompanying notes to financial statements.

CGM FOCUS FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013

From Operations
Net investment loss	$ (12,795,974)	$ (17,566,596)
Net realized gains on investments	100,252,756	338,639,417
Net change in unrealized appreciation (depreciation) on investments	(96,553,917)	171,139,242
Change in net assets from operations	(9,097,135)	492,212,063

From Capital Share Transactions
Proceeds from sale of shares	15,096,519	70,168,380
Cost of shares redeemed	(159,117,264)	(361,844,106)
Change in net assets derived from capital share transactions	(144,020,745)	(291,675,726)
Total change in net assets	(153,117,880)	200,536,337

Net Assets
Beginning of period	1,642,132,608	1,441,596,271
End of period (including undistributed net investment loss of $(12,795,974) and $0 at June 30, 2014 and December 31, 2013, respectively)	$1,489,014,728	$1,642,132,608

Number of Shares of the Fund:
Issued from sale of shares	384,570	2,023,667
Redeemed	(4,053,340)	(10,491,167)
Net change	(3,668,770)	(8,467,500)

See accompanying notes to financial statements.

CGM FOCUS FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2014		For the Year Ended December 31,
	(unaudited)		2013		2012	2011	2010	2009
For a share of the Fund outstanding throughout each period: Net asset value at beginning of period	$40.31		$29.30		$25.65	$34.80	$29.75	$26.96
Net investment loss (a)(b)	(0.33)		(0.40)		(0.10)	(0.05)	(0.11)	(0.03)
Net realized and unrealized gains (losses) on investments and foreign currency transactions	0.19		11.41		3.75	(9.10)	5.16	2.85
Total from investment operations	(0.14)		11.01		3.65	(9.15)	5.05	2.82

Dividends from net investment income	—		—		—	—	—	(0.03)

Net increase (decrease) in net asset value	(0.14)		11.01		3.65	(9.15)	5.05	2.79
Net asset value at end of period	$40.17		$40.31		$29.30	$25.65	$34.80	$29.75

Total return (%)	(0.3)		37.6		14.2	(26.3)	17.0	10.5

Ratios:
Operating expenses to average net assets (%)	1.09	*	1.09		1.10	1.05	1.03	1.02
Dividends and interest on short positions to average net assets (%)	1.11	*	0.91		0.24	—	—	0.21
Total expenses to average net assets (%)	2.20	*	2.00		1.34	1.05	1.03	1.23

Net investment loss to average net assets (%)	(1.69)	*	(1.13)		(0.37)	(0.15)	(0.36)	(0.10)
Portfolio turnover (%)	263	(c)*	291	(c)	360	496	363	464
Net assets at end of period (in thousands) ($)	1,489,015		1,642,133		1,441,596	1,718,500	3,262,455	3,640,297

(a) Net investment income (loss) per share excluding all related short sale income and
expenses ($)	(0.11)		(0.08)		(0.04)	(0.05)	(0.11)	0.03

(b)

Per share net investment loss has been calculated using the average shares outstanding during the period.

(c)

Includes short sale bond transactions.

*

Computed on an annualized basis.

See accompanying notes to financial statements.

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS — June 30, 2014

(unaudited)

1.

Organization — CGM Focus Fund (the “Fund”) is a non-diversified series of CGM Trust (the “Trust”) which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and is following accounting and reporting guidance in the Financial Accounting Standards Board’s (“FASB”) Topic 946 “Financial Services—Investment Companies”. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on September 3, 1997. The Fund’s investment objective is long-term growth of capital. The Fund intends to pursue its objective by investing in a smaller number of companies, and/or in a more limited number of sectors than diversified mutual funds. In addition, should the investment outlook of the Fund’s investment adviser so warrant, the Fund may engage in a variety of investment techniques including short sales designed to capitalize on declines in the market price of specific securities of one or more companies, or declines in market indexes or government securities.

2.

Significant accounting policies — Management has evaluated the events and transactions from June 30, 2014 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.

A.

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used for long positions and the last reported ask price for short positions. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities held long are valued at the current closing bid and if held short are valued at the current closing ask, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•

Level 1 – Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•

Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•

Level 3 – Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2014:

	Valuation Inputs
Classification	Level 1 - Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities-Assets

Common Stocks*	$1,501,152,532	$ —	$ —

Debt Securities
Repurchase Agreement	—	10,885,000	—
Total	$1,501,152,532	$ 10,885,000	$ —

Investments in Securities-Liabilities
Debt Securities
United States Treasury	$ —	$469,485,980	$ —
Total	$ —	$469,485,980	$ —

*

All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

B.

Security transactions and related investment income — Security transactions are accounted for on the trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis and may include proceeds from litigation. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.

C.

Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period.

Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on the Fund’s net assets or results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. Any difference between book basis and tax basis unrealized appreciation is attributable primarily to the temporary book/tax difference of tax deferral of losses on wash sales.

As of June 30, 2014, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
$ —	$ —	$169,378,191

The identified cost of investments in securities held long, owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at June 30, 2014 was as follows:

Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$1,342,659,341	$180,697,459	$(11,319,268)	$169,378,191

For the year ended December 31, 2013, the capital loss carryovers utilized or expired and the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains, prior to distributing such gains to shareholders, are shown in the table below:

	Capital Loss Carryovers Utilized	Capital Loss Carryovers Expired	Remaining Capital Loss Carryovers	Expires December 31,
	$340,915,146	$ —	$1,098,541,090	2016
	—	—	1,572,159,776	2017
Total	$340,915,146	$ —	$2,670,700,866

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

Capital losses may be utilized to offset future capital gains until expiration. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carry forwards may more likely expire unused. Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Management has concluded that there are no significant uncertain tax positions for the open tax years as of December 31, 2013 that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

D.

Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book/tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/(loss). Permanent book/tax differences are primarily attributable to net operating losses and dividends on short positions which were held less than forty-five days. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book/tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. The tax characterization of distributions is determined on an annual basis.

E.

Short sales — The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The Fund is liable for any dividends or interest paid on securities sold short, which are recorded as expenses on the Statement of Operations. While the short sale is outstanding, the Fund is required to collateralize its obligations, which has the practical effect of limiting the extent to which the Fund may engage in short sales. Under certain market conditions, short sales can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The market value of securities held in a segregated account at June 30, 2014 was $331,071,250 and the value of cash held in a segregated account, a portion of which may have been restricted at June 30, 2014, was $449,965,670.

F.

Indemnities — In the normal course of business, the Fund may enter into contracts that provide indemnities to third parties for various potential losses and claims. The Fund’s maximum exposure under

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

these arrangements is unknown as this would depend on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

G.

Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars each day at the prevailing exchange rate. Transactions affecting statement of operations accounts and net realized gain or loss on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.

H.

Repurchase agreements — The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller.

I.

Use of estimates — The preparation of financial statements in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3.

Risks and uncertainties

A.

Non-diversification risk — The Fund is non-diversified, meaning it may invest a significant portion of its investments within a single industry or sector of the economy and may invest in fewer individual holdings than a diversified fund. Therefore, the Fund may be subject to greater price volatility and may be more adversely affected by the performance of particular industries, sectors, or individual holdings compared to the performance of a diversified fund.

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

B.

Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations, and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

4.

Purchases and sales of securities — For the period ended June 30, 2014, purchases and sales of securities other than United States Government or Agency obligations and short-term investments aggregated $2,574,849,131 and $2,725,560,271, respectively.

5.

Fees and expenses

A.

Management fees — During the period ended June 30, 2014, the Fund incurred management fees of $7,185,366, paid or payable to CGM, certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 1.00% on the first $500 million of the Fund’s average daily net assets, 0.95% of the next $500 million of the Fund’s average daily net assets and 0.90% on amounts in excess of $1 billion of the Fund’s average daily net assets.

B.

Other expenses — The majority of expenses are directly attributable to the Fund. Expenses that are not readily attributable to the Fund are allocated among each of the three funds comprising the Trust in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds’ respective net assets. CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities; and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes-Oxley Act of 2002. The accounting, administration and compliance expenses of $320,090, for the period ended June 30, 2014, are shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

these administrative, accounting, compliance, and other services to the Fund, including $225,913 of the salaries of CGM employees who are officers of the Fund.

C.

Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are “interested persons” (as defined in the Investment Company Act of 1940) of CGM, or any affiliate of CGM (other than registered investment companies). For the period ending December 31, 2014, each disinterested trustee will be compensated by the Trust with an annual fee of $70,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.

6.

Line of credit — The Fund has a $40,000,000 committed, secured line of credit with State Street Bank and Trust Company. Borrowings under the line will be charged interest at 1.25% over the higher of the Federal Funds Rate and the Overnight LIBOR Rate. The Fund incurs a commitment fee of 0.11% per annum on the unused portion of the line of credit, payable quarterly, through October 10, 2014. There were no borrowings under the line of credit during the period ended June 30, 2014.

7.

Guarantees and indemnifications — Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

CGM FOCUS FUND

ADDITIONAL INFORMATION

(unaudited)

Availability of proxy voting information:

Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2014 are available without charge, by calling 800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds’ website, www.cgmfunds.com, and the SEC’s website, www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.

Portfolio holdings:

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments. The Fund’s Prospectus and Statement of Additional Information can be obtained on the CGM Funds’ website, www.cgmfunds.com, and the SEC’s website, www.sec.gov or by calling 800-345-4048.

Advisory agreement approval:

The Trustees of the Trust considered renewal of the Fund’s advisory agreement at meetings of the independent Trustees in March and April 2014 and at a meeting of the full Board in April 2014. The Board considered the following factors and came to the following conclusions:

1.

The Board considered the nature, extent, quality and scope of the investment advisory and administrative services provided by CGM to the Fund. The Board agreed that the quality of the CGM professional team working on the Fund was very high, and was satisfied with the quality of CGM’s advisory and administrative services.

2.

The Board considered the investment performance of the Fund and reviewed information regarding the performance of the Fund as compared to market indices and several universes of other capital appreciation funds provided by Lipper, Inc., an independent provider of investment company data. The Board acknowledged the poor performance of the Fund for the three-year, and five-year periods ended December 31, 2013, but noted the strong performance of the Fund for the one-year and ten-year periods ended December 31, 2013. The Board observed that for those time periods the Fund (a) ranked in the 31st and 39th percentiles, respectively, of the Lipper Capital Appreciation Fund Universe, and (b) outperformed the S&P 500 Index. The Board agreed that CGM seeks to manage the Fund’s investments with a long-term focus on strategic developments and emerging trends in the U.S. and global economies that often take some time to develop or to be identified by other market participants. The Board acknowledged that, while for some periods this long-term focus might cause the Fund to lag other comparable mutual funds with a more short-term focus, over the longer term CGM’s approach had proven its worth.

3.

The Board discussed the costs of the services provided and profits realized by CGM from the relationship with the mutual funds advised by CGM and the private fund managed by CGM. The Board also compared the

CGM FOCUS FUND

ADDITIONAL INFORMATION (continued)

(unaudited)

profit margins of CGM with public information on the profit margins of some publicly held investment advisory firms. The Board found that CGM’s profit margins were reasonable and not excessive.

4.

The Board discussed with CGM whether economies of scale might be realized with growth in the Fund, but in light of the fact that the Fund experienced net redemptions in 2013, the Board determined that it would not be advisable at this time to seek to make adjustments to the break point structure of the advisory fees paid by the Fund.

5.

The Board received and considered information comparing the advisory fees paid by the Fund and the overall expenses borne by the Fund with those of funds in the relevant expense universe as selected and provided by Lipper, Inc. The Board noted that the overall expense ratio of the Fund and the advisory fee paid by the Fund were above the median overall expense ratios of mutual funds included in the Lipper expense universe, but concluded that this was reasonable in light of CGM’s active investment style and the flexibility of the Fund to sell securities short and to leverage positions, which are strategies that many other capital appreciation mutual funds lack the flexibility to pursue. The Board also considered whether there were any significant fall-out benefits to CGM from its relationship with the Fund. The Board concluded that the advisory fees paid by the Fund and the overall expenses borne by the Fund were reasonable and competitive.

In addition to the foregoing, in light of the fact that CGM could potentially benefit from soft dollar arrangements of the Fund, the Board reviewed the brokerage commissions of the Fund and concluded that the brokerage commissions were reasonable, particularly given CGM’s focus on best execution.

CGM FOCUS FUND

FUND EXPENSES

(unaudited)

As a shareholder of CGM Focus Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 to June 30, 2014.

Actual return and expenses

The first line of the table below provides information about actual account values and actual expenses.

You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/01/14	Ending Account Value 06/30/14	Expenses Paid During Period* 01/01/14 – 06/30/14
Actual	$1,000.00	$ 996.50	$10.89
Hypothetical (5% return before expenses)	$1,000.00	$1,013.89	$10.98

*

Expenses are equal to the Fund’s annualized expense ratio of 2.20%, which includes expenses related to short sales activity, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

BOARD OF TRUSTEES

PETER O. BROWN

G. KENNETH HEEBNER

MARK W. HOLLAND

ROBERT L. KEMP

LESLIE A. LAKE

JAMES VAN DYKE QUEREAU, JR.

J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President

G. KENNETH HEEBNER, Vice President

DAVID C. FIETZE, Chief Compliance Officer

KATHLEEN S. HAUGHTON, Vice President

JEM A. HUDGINS, Treasurer

LESLIE A. LAKE, Vice President and Secretary

MARTHA I. MAGUIRE, Vice President

TONY FIGUEIREDO, Vice President

KEVIN URE, Vice President

NICOLE M. FEMBLEAUX, Assistant Vice President

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED

PARTNERSHIP

Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING

AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY

Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT

FOR STATE STREET BANK AND

TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.

P.O. Box 8511

Boston, Massachusetts 02266-8511

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT

LIMITED PARTNERSHIP

Boston, Massachusetts 02110

TELEPHONE NUMBERS

For information about:

■

Account Procedures and Status

■

Redemptions

■

Exchanges

Call 800-343-5678

■

New Account Procedures

■

Prospectuses

■

Performance

■

Proxy Voting Policies and Voting Records

■

Complete Schedule of Portfolio Holdings

for the 1st & 3rd Quarters (as filed on Form N-Q)

Call 800-345-4048

MAILING ADDRESS

CGM Shareholder Services

c/o Boston Financial Data Services

P.O. Box 8511

Boston, MA 02266-8511

WEBSITE

www.cgmfunds.com

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

FQR214

Printed in U.S.A.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable. Investments in securities of unaffiliated issuers as of June 30, 2014, as set forth in Section 210.12-12 of Regulation S-X, are included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

As described in the CGM Trust’s proxy statement on Schedule 14A filed on September 24, 2004, the CGM Trust does not have a formal policy for considering any trustee candidates recommended by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the CGM Trust’s disclosure controls and procedures within 90 days of the filing of this Form N-CSR, the principal executive officer and principal financial officer of CGM Trust have concluded that the CGM Trust’s disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Trust on Form N-CSR and Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

(b) There were no changes in CGM Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the CGM Trust’s second fiscal quarter of the period covered by this report.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX99_CERT.

(a)(3) Not applicable.

(b) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX99_906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Trust

By:	/S/ Robert L. Kemp
Robert L. Kemp
President
Principal Executive Officer

Date: August 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ Robert L. Kemp
Robert L. Kemp
President
Principal Executive Officer

Date: August 20, 2014

By:	/S/ Jem A. Hudgins
Jem A. Hudgins
CFO & Treasurer
Principal Financial Officer

Date: August 20, 2014